Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Advertising — 0.5%
The Trade Desk, Inc., Class A*	27,206	$1,884,015
Aerospace & Defense — 1.7%
Airbus S.E.*	20,058	2,420,369
Teledyne Technologies, Inc.*	8,311	3,928,028
		6,348,397
Auto Manufacturers — 6.5%
Ferrari N.V.	11,879	2,590,691
Rivian Automotive, Inc.*,>	91,993	4,390,642
Rivian Automotive, Inc., Class A*	47,040	2,363,289
Tesla, Inc.*	13,158	14,179,061
		23,523,683
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.*,>	60,197	319,676
Biotechnology — 0.3%
Argenx S.E., ADR*	3,165	997,956
Commercial Services — 2.6%
Block, Inc., CDI*	13,579	1,883,169
Block, Inc., Class A*	4,970	673,932
Cintas Corp.	2,051	872,475
Global Payments, Inc.	12,524	1,713,784
MarketAxess Holdings, Inc.	1,955	665,091
PayPal Holdings, Inc.*	3,839	443,980
Toast, Inc., Class A*	1,744	37,897
TransUnion	22,075	2,281,231
Verisk Analytics, Inc.	4,400	944,372
		9,515,931
Computers — 7.0%
Apple, Inc.	144,837	25,289,989
Diversified Financial Services — 3.8%
Ant Group Co., Ltd.(1),*,#	279,408	796,313
Mastercard, Inc., Class A	16,433	5,872,826
Tradeweb Markets, Inc., Class A	3,621	318,177
Visa, Inc., Class A	30,129	6,681,708
		13,669,024
Electrical Components & Equipment — 0.7%
Generac Holdings, Inc.*	8,011	2,381,350
Healthcare Products — 3.8%
Align Technology, Inc.*	4,947	2,156,892
Avantor, Inc.*	50,925	1,722,284
Insulet Corp.*	3,500	932,365
Intuitive Surgical, Inc.*	17,681	5,334,004
Stryker Corp.	13,521	3,614,839
		13,760,384
Healthcare Services — 2.3%
HCA Healthcare, Inc.	10,426	2,612,964
Humana, Inc.	4,879	2,123,195
UnitedHealth Group, Inc.	6,966	3,552,451
		8,288,610
	Number of Shares	Value†

Internet — 31.0%
Airbnb, Inc., Class A*	9,331	$1,602,693
Alphabet, Inc., Class A*	6,481	18,025,929
Alphabet, Inc., Class C*	5,635	15,738,499
Amazon.com, Inc.*	12,365	40,309,282
Booking Holdings, Inc.*	1,116	2,620,870
Coupang, Inc., Class A*	55,147	974,999
DoorDash, Inc., Class A*	21,277	2,493,452
Expedia Group, Inc.*	12,596	2,464,659
Match Group, Inc.*	23,062	2,507,762
Meta Platforms, Inc.*	47,839	10,637,480
Netflix, Inc.*	12,307	4,610,079
Sea Ltd., ADR*	27,695	3,317,584
Snap, Inc., Class A*	127,948	4,604,848
Spotify Technology S.A.*	17,449	2,635,148
		112,543,284
Leisure Time — 0.4%
Peloton Interactive, Inc., Class A*	48,286	1,275,716
Lodging — 1.0%
Las Vegas Sands Corp.*	46,090	1,791,518
Wynn Resorts Ltd.*	24,430	1,948,048
		3,739,566
Pharmaceuticals — 1.7%
AstraZeneca PLC, ADR	12,103	802,913
Cigna Corp.	7,725	1,850,987
Eli Lilly & Co.	12,600	3,608,262
		6,262,162
Retail — 3.4%
Carvana Co.*	4,214	502,688
Chipotle Mexican Grill, Inc.*	2,334	3,692,458
Lululemon Athletica, Inc.*	9,245	3,376,551
Ross Stores, Inc.	54,258	4,908,179
		12,479,876
Semiconductors — 5.7%
Advanced Micro Devices, Inc.*	40,118	4,386,502
ASML Holding N.V.	8,879	5,930,551
NVIDIA Corp.	35,782	9,763,477
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,717	700,314
		20,780,844
Software — 23.7%
Activision Blizzard, Inc.	19,147	1,533,866
Atlassian Corp. PLC, Class A*	8,700	2,556,321
Bill.com Holdings, Inc.*	4,741	1,075,211
Black Knight, Inc.*	36,804	2,134,264
Ceridian HCM Holding, Inc.*	11,177	764,060
Datadog, Inc., Class A*	11,499	1,741,754
Fiserv, Inc.*	34,467	3,494,954
HashiCorp, Inc., Class A*	3,314	178,956
Intuit, Inc.	15,976	7,681,900
Magic Leap, Inc., Class A(1),*,#	1,353	25,980
Microsoft Corp.	135,182	41,677,962

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Monday.com Ltd.*	3,444	$544,393
MongoDB, Inc.*	5,685	2,521,809
ROBLOX Corp., Class A*	27,598	1,276,132
Roper Technologies, Inc.	6,061	2,862,186
salesforce.com, Inc.*	22,526	4,782,720
SentinelOne, Inc., Class A*	41,600	1,611,584
ServiceNow, Inc.*	9,907	5,517,109
Snowflake, Inc.*	6,493	1,487,741
Stripe, Inc., Class B(1),*,#	8,608	353,531
Twilio, Inc., Class A*	4,700	774,607
UiPath, Inc., Class A*	26,611	574,531
Workday, Inc.*	1,413	338,357
Zoom Video Communications, Inc., Class A*	4,424	518,626
		86,028,554
Transportation — 0.7%
FedEx Corp.	11,695	2,706,106
TOTAL COMMON STOCKS (Cost $218,937,243)		351,795,123

PREFERRED STOCKS — 0.3%
Auto Manufacturers — 0.1%
Waymo LLC, Series A-2, CONV(1),*,#	3,737	342,765
Electronics — 0.2%
GM Cruise, Class F, CONV(1),*,#	27,200	716,720
TOTAL PREFERRED STOCKS (Cost $817,286)		1,059,485

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%)	1,010,474	1,010,474
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.280%)	4,832,685	4,832,685
TOTAL SHORT-TERM INVESTMENTS (Cost $5,843,159)		5,843,159
TOTAL INVESTMENTS — 98.8% (Cost $225,597,688)		$358,697,767
Other Assets & Liabilities — 1.2%		4,333,742
TOTAL NET ASSETS — 100.0%		$363,031,509

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
>	Restricted Security. These investments are restricted due to a lock up provision which may limit their liquidity for 180 days after the effective date of registration under the Securities Act of 1933. At March 31, 2022, the aggregate value of restricted securities was $4,710,318 which represented 1.3% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc.	03/01/19	$256,232	$319,676
Rivian Automotive, Inc.	12/23/19	988,373	4,390,642
Total		$1,244,605	$4,710,318
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $2,235,309 which represented 0.6% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	06/07/18	$1,064,929	$796,313
GM Cruise, Class F	05/07/19	496,400	716,720
Magic Leap, Inc., Class A	01/20/16	657,500	25,980
Stripe, Inc., Class B	12/17/19	135,060	353,531
Waymo LLC, Series A-2	05/08/20	320,886	342,765
Total		$2,674,775	$2,235,309
ADR— American Depositary Receipt.
CDI— CHESS Depository Interest
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2022††
United States	92%
Netherlands	2
Canada	1
Singapore	1
Sweden	1
Italy	1
Australia	1
France	1
Total	100%
††	% of total investments as of March 31, 2022.

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